Note 3 - Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of expected impact of initial application of new standards or interpretations [text block]
Consolidated Statements of Financial Position	December 31, 2016		January 1, 2016
	Canadian dollars	US dollars	Canadian dollars	US dollars
Assets
Current assets:
Cash and cash equivalents	$10,662	$7,940	$11,503	$8,311
Investments	-	-	8,245	5,957
Prepaid expenses and other assets	663	493	1,067	771
Total current assets	11,325	8,433	20,815	15,039

Non-current assets:
Equipment and intangibles	285	213	434	314
Total non-current assets	285		434	314
Total assets	$11,610	8,646	$21,249	$15,353

Liabilities and Shareholder’s Equity
Current liabilities:
Accounts payable and accrued liabilities	$1,770	$1,318	$2,356	$1,702
Total current liabilities	1,770	1,318	2,356	1,702

Shareholders’ equity:
Share capital :
Common shares	230,976	218,034	223,425	212,308
Stock options	8,133	7,306	6,256	5,740
Contributed surplus	22,267	21,413	22,037	21,188
Warrants	-	-	84	85
Accumulated other comprehensive income	-	(4,298)	-	(4,783)
Deficit	(251,536)	(235,127)	(232,909)	(220,887)
Total shareholders’ equity	9,840	7,328	18,893	13,651

Total liabilities and shareholders’ equity	$11,610	$8,646	$21,249	$15,353
	Year ended December 31, 2016		Year ended December 31, 2015
	Canadian dollars	US dollars	Canadian dollars	US dollars

Revenue	$-	$-	-	$-

Expenses:
Research and development	10,322	7,834	6,254	4,865
General and administrative	8,344	6,439	9,845	7,992
	18,666	14,273	16,099	12,857
Finance expense	66	46	43	34
Finance income	(105)	(79)	(1,516)	(1,180)
Net finance (income) expense	(39)	(33)	(1,473)	(1,146)
Net loss for the year	$(18,627)	(14,240)	(14,626)	$(11,711)

Other comprehensive loss
Items that may subsequently be reclassified to earnings
Foreign currency translation gain (loss)	-	485	-	(3,519)
Comprehensive loss for the year	$(18,627)	$(13,755)	(14,626)	$(15,230)

Basic and diluted loss per common share	$(1.46)	(1.12)	(1.23)	$(0.98)

Disclosure of Detailed Information About Estimated Useful Lives of Property, Plant and Equipment [Text Block]
Office furniture (years)	3
Laboratory equipment (years)	5
Computer hardware (years)	3
Computer software	Estimated useful life
Leasehold improvements	Life of lease